September 30, 2005


                         DREYFUS FOUNDERS FUNDS, INC.
              SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 1, 2005


DIRECTORS AND OFFICERS

The section of the Statement of Additional Information ("SAI") entitled "Directors and Officers - Directors" is hereby amended on pages 30-32 to delete the reference to Joan D. Manley, who resigned as a director effective as of the close of business on September 30, 2005.

The Board of Directors of Dreyfus Founders Funds, Inc. (the "Company") has elected Martha A. Solis-Turner as a director of the Company, effective October 1, 2005. Accordingly, the section of the SAI entitled "Directors and Officers - Directors" is hereby amended on pages 30-32 by adding the following:

                     POSITION(S)     YEAR               PRINCIPAL
                         HELD        JOINED       OCCUPATION(S) DURING     OTHER
  NAME AND AGE       WITH COMPANY     BOARD          PAST FIVE YEARS       DIRECTORSHIPS
------------------  ---------------  ---------   ------------------------  ------------------
MARTHA A.           Director (2)       2005      Director - Sales &        Board member and
SOLIS-TURNER                                     Strategies (1996 to       Treasurer, Mile
Age:  45                                         2000) and Director -      High Montessori
                                                 Wireless Sales (2001),    Early Learning
                                                 Qwest Communications      Centers.  Board
                                                 International Inc.        member (1995 to
                                                                           2004) and Vice
                                                                           President (2002
                                                                           to 2004), Curtis
                                                                           Park Community
                                                                           Center.  Both
                                                                           are non-profit
                                                                           organizations
                                                                           serving the
                                                                           low-income
                                                                           community in
                                                                           Denver,
                                                                           Colorado.

(2) Member of Audit Committee


The section of the SAI entitled "Directors and Officers - Beneficial Ownership of Securities" is hereby amended on page 33 by adding to the table "None" for beneficial ownership of shares of each Fund by Ms. Solis-Turner as of December 31, 2004.

REIMBURSEMENT OF TRANSFER AGENCY EXPENSES

The section of the SAI entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on page 39 by replacing the "Balanced Fund" paragraph with the following:

     BALANCED AND EQUITY GROWTH FUNDS

          Founders has agreed to reimburse (or to cause its affiliates to reimburse) the Class R and Class T share classes of the Balanced Fund and the Class T share class of the Equity Growth Fund for certain transfer agency expenses pursuant to contractual commitments. These commitments will extend through at least August 31, 2006, and will not be terminated without prior notification to the Company's Board of Directors.